Schedule of Investments (unaudited) July 31, 2020	iShares® Emerging Markets Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 6.4%
AES Tiete Energia SA	1,273,351	$3,708,172
Banco Santander Brasil SA	1,319,100	7,573,840
BB Seguridade Participacoes SA	1,475,900	7,890,103
CCR SA	1,793,700	5,154,588
Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,095,200	11,035,842
Transmissora Alianca de Energia Eletrica SA	1,001,800	5,573,039

		40,935,584

China — 20.9%
Agile Group Holdings Ltd.(a)	7,684,000	9,746,035
Agricultural Bank of China Ltd., Class H	11,218,000	3,980,478
Atlas Crop.(a)	632,931	4,500,139
Bank of China Ltd., Class H	13,843,000	4,643,983
C&D International Investment Group Ltd.	4,224,000	6,638,322
China Construction Bank Corp., Class H	5,050,000	3,701,066
China Merchants Port Holdings Co. Ltd.	4,682,000	5,358,486
China Petroleum & Chemical Corp., Class H	14,682,000	6,289,417
China Power International Development Ltd.	27,057,999	5,062,334
China Shenhua Energy Co. Ltd., Class H	4,198,000	6,998,292
Chongqing Rural Commercial Bank Co. Ltd., Class H	15,076,000	6,108,054
CNOOC Ltd.	5,358,000	5,668,963
Guangzhou R&F Properties Co. Ltd., Class H	9,042,000	10,418,449
Industrial & Commercial Bank of China Ltd., Class H	6,136,000	3,626,084
Lonking Holdings Ltd.	21,916,000	7,210,885
Shenzhen Investment Ltd.	17,586,000	5,513,920
Shui On Land Ltd.	40,009,500	5,936,740
Sinopec Engineering Group Co. Ltd., Class H	17,899,000	7,921,547
Sinopec Shanghai Petrochemical Co. Ltd., Class H	18,312,000	4,087,605
Yanzhou Coal Mining Co. Ltd., Class H	9,330,000	7,283,231
Yuzhou Group Holdings Co. Ltd.	16,095,000	7,226,988
Zhejiang Expressway Co. Ltd., Class H	6,978,000	5,186,096

		133,107,114

Colombia — 0.9%
Ecopetrol SA	10,603,238	5,915,430

Czech Republic — 0.8%
CEZ AS	244,461	4,913,374

Greece — 0.9%
OPAP SA	611,396	5,516,305

India — 5.0%
Indiabulls Housing Finance Ltd.	5,092,531	12,933,412
Oil India Ltd.	7,418,174	9,583,512
REC Ltd.	6,774,230	9,068,527

		31,585,451

Indonesia — 1.4%
Bukit Asam Tbk PT	64,163,000	8,921,294

Malaysia — 3.5%
Berjaya Sports Toto Bhd	9,747,113	4,827,580
British American Tobacco Malaysia Bhd(a)	2,613,200	6,594,632
Genting Malaysia Bhd	9,986,900	5,370,314
Malayan Banking Bhd	3,204,200	5,796,277

		22,588,803

Mexico — 1.0%
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand(a)	10,224,500	6,574,604

Security	Shares	Value

Netherlands — 1.6%
VEON Ltd.	6,154,621	$10,401,309

Philippines — 0.7%
PLDT Inc.	173,590	4,733,245

Qatar — 0.8%
Barwa Real Estate Co.	6,169,888	5,330,339

Russia — 15.3%
Alrosa PJSC	7,652,010	7,043,406
Evraz PLC	2,815,508	10,661,094
Federal Grid Co. Unified Energy System PJSC	2,654,220,000	7,099,379
LUKOIL PJSC	96,853	6,633,705
Magnitogorsk Iron & Steel Works PJSC	15,461,800	8,325,464
MMC Norilsk Nickel PJSC	22,883	6,058,348
Mobile TeleSystems PJSC, ADR	710,199	6,292,363
Moscow Exchange MICEX-RTS PJSC	3,014,480	5,403,216
Novolipetsk Steel PJSC, GDR	546,070	10,670,208
PhosAgro PJSC, GDR(b)	321,063	3,794,965
Rostelecom PJSC	3,546,550	4,295,286
Sberbank of Russia PJSC	2,198,970	6,552,242
Severstal PAO	607,128	7,436,474
Tatneft PJSC	1,016,958	7,547,791

		97,813,941

South Africa — 13.3%
Absa Group Ltd.	1,720,310	8,009,171
Coronation Fund Managers Ltd.	2,656,219	6,130,186
Exxaro Resources Ltd.	1,019,306	8,041,915
Kumba Iron Ore Ltd.	234,269	7,566,495
Liberty Holdings Ltd.	2,008,969	8,110,790
MTN Group Ltd.	2,231,891	7,751,246
Nedbank Group Ltd.	1,512,869	9,326,638
NEPI Rockcastle PLC	1,386,152	7,243,848
Telkom SA SOC Ltd.	7,959,825	13,532,228
Truworths International Ltd.	2,544,855	4,876,378
Woolworths Holdings Ltd.	2,291,591	4,269,966

		84,858,861

Taiwan — 10.5%
Asustek Computer Inc.	637,000	4,707,727
Chong Hong Construction Co. Ltd.	1,824,000	5,572,650
Far EasTone Telecommunications Co. Ltd.	1,565,000	3,370,991
Farglory Land Development Co. Ltd.	3,792,263	5,501,755
Huaku Development Co. Ltd.	1,883,000	5,463,654
Inventec Corp.	4,414,475	3,767,324
Merry Electronics Co. Ltd.	864,943	4,694,599
Novatek Microelectronics Corp.	443,000	4,385,465
Radiant Opto-Electronics Corp.	1,453,000	6,199,969
Simplo Technology Co. Ltd.	299,600	3,334,059
Supreme Electronics Co. Ltd.	6,433,000	6,522,047
Systex Corp.	1,644,000	4,545,700
Taiwan Cement Corp.	2,870,464	4,409,390
WPG Holdings Ltd.	3,235,280	4,406,550

		66,881,880

Thailand — 5.8%
Jasmine International PCL, NVDR	87,567,100	9,660,253
Kiatnakin Bank PCL, NVDR	4,603,400	5,720,572
Land & Houses PCL, NVDR	27,145,800	6,442,040
PTT Global Chemical PCL, NVDR(a)	2,147,500	3,236,832
Quality Houses PCL, NVDR	90,425,500	6,147,745

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Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Emerging Markets Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
Tisco Financial Group PCL, NVDR	2,872,600	$5,987,942

		37,195,384

Turkey — 1.3%
Tofas Turk Otomobil Fabrikasi AS	2,303,893	8,390,997

United Arab Emirates — 3.9%
Abu Dhabi Commercial Bank PJSC	4,640,565	6,342,141
Aldar Properties PJSC	12,812,764	6,034,625
Dubai Investments PJSC	17,260,576	5,356,998
Dubai Islamic Bank PJSC	6,780,441	6,959,221

		24,692,985

Total Common Stocks — 94.0% (Cost: $653,612,602)		600,356,900

Preferred Stocks

Brazil — 4.2%
Cia. de Transmissao de Energia Eletrica Paulista, Preference Shares, NVS	1,446,600	6,263,469
Cia. Energetica de Minas Gerais, Preference Shares, NVS	1,502,673	3,463,843
Itau Unibanco Holding SA, Preference Shares, NVS	1,124,600	5,809,000
Itausa SA, Preference Shares, NVS	3,358,100	6,882,886
Telefonica Brasil SA, Preference Shares, NVS	401,500	4,060,658

		26,479,856

Russia — 0.7%
Bashneft PJSC, Preference Shares, NVS	260,402	4,743,992

Total Preferred Stocks — 4.9% (Cost: $34,379,183)		31,223,848

Security	Shares	Value

Short-Term Investments

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.40%(c)(d)(e)	5,332,344	$5,338,209
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.12%(c)(d)	2,300,000	2,300,000

		7,638,209

Total Short-Term Investments — 1.2% (Cost: $ 7,630,217)		7,638,209

Total Investments in Securities — 100.1% (Cost: $ 695,622,002)		639,218,957

Other Assets, Less Liabilities — (0.1)%		(794,041)

Net Assets — 100.0%		$638,424,916

(a)	All or a portion of this security is on loan.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment CompanyAct of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$6,598,246	$—		$(1,257,540	)(a)	$(1,844)	$(653)	$5,338,209	5,332,344	$40,252	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	800,000	1,500,000	(a)	—		—	—	2,300,000	2,300,000	524		—

						$(1,844)	$(653)	$7,638,209		$40,776		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index	117	09/18/20	$6,255	$260,108

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Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Emerging Markets Dividend ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$600,356,900	$—	$—	$600,356,900
Preferred Stocks	31,223,848	—	—	31,223,848
Money Market Funds	7,638,209	—	—	7,638,209

	$639,218,957	$—	$—	$639,218,957

Derivative financial instruments(a)
Assets
Futures Contracts	$260,108	$—	$—	$260,108

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

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